Financial risk management - Summary of Fair Value of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial risk management
Financial assets at fair value through profit or loss	¥ 3,205		¥ 104,952
Financial assets at fair value through other comprehensive income	195,789		104,970
Convertible bonds	241,524	$ 33,089	272,684
Recurring fair value measurements
Financial risk management
Financial assets at fair value through profit or loss	3,205		104,952
Financial assets at fair value through other comprehensive income	195,789		104,970
Convertible bonds	241,524		272,684
Level 1 | Recurring fair value measurements
Financial risk management
Financial assets at fair value through other comprehensive income	66,642		104,970
Level 3 | Recurring fair value measurements
Financial risk management
Financial assets at fair value through profit or loss	3,205		104,952
Financial assets at fair value through other comprehensive income	129,147
Convertible bonds	¥ 241,524		¥ 272,684